Notes Payable	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Notes Payable

Note 6 – Notes Payable

Schedule of notes payable as of:

	December 31, 2022	December 31, 2021
Secured Royalty Participation Agreements (1)	$150,000	$150,000
Vehicle and equipment loans (2)	11,246	18,123
Notes payable (3) (6)	285,000	285,000
Convertible notes payable, net of discount (4)	482,885	602,787
SBA loans (5)	–	219,465
Total notes payable, net of discount	$929,131	$1,275,375

(1)	During June 2018, the Company entered into two (2) Secured Royalty Participation Agreements with Profile Solutions, Inc. (“PSI”) in exchange for working capital loans totaling $150,000. The loan amounts were due in June of 2019, plus an IRR of 18%. In consideration of these loan obligations, The Company agreed to pay a monthly royalty for one year being the greater of: x) 10% of the loan amount or y) 1.5% of the monthly gross revenues. PSI claims that these loans are in default, but the Company contends the loans reflected the terms of these agreements were usurious and contends that the loans are not legally enforceable obligations. This case was dismissed by the Court. See Legal Part I, 3.1.

(2)	In 2019, Malaysia borrowed $27,295 to purchase a car. The note accrues interest at 4.42% and matures in 5 years with a balance due of $11,246 and $18,123 as of December 31, 2022 and 2021, respectively.

(3)	In 2019, the Company entered into various promissory notes with lenders in the aggregate principal balance of $375,000. The effective interest rates of the notes are 10% and mature within one year. In addition, the Company issued 45,000 shares of common stock in the aggregate for the commitment of resulting in a charge of $22,500 to debt discount. In 2020, the Company entered into various promissory notes with lenders in the aggregate principal balance of $225,000 with effective interest rates between 8% and 10% per annum. Each of these notes was extended until May 31, 2023. The outstanding balance of these notes and the notes issued in 2019 was $275,000 at both December 31, 2022 and 2021 plus $50,819 in accrued interest.

(4)

During the year ended December 31, 2021, the Company issued an aggregate of $2,423,738 of convertible promissory notes to investors. The notes had maturity dates between nine months and three years and have interest rates between 8% and 12% per annum. The notes were later extended and not in default. The Company also issued 154,173 shares of common stock and granted warrants to purchase 2,400,000 shares of common stock with exercise prices ranging between $2.685 and $3.00 per share. The value of the common stock and warrants were recorded as a discount of the note at fair value.

During the second quarter of 2022, one of the nine-month notes was extended for an additional 60 days, until August 1, 2022. As consideration for the 60-day extension, the Company agreed to pay 100,000 shares of common stock to the note holder, reduce the conversion price of the note, and reprice the associated warrants from $3.00 per share to $1.00 per share. The new conversion price shall be equal to the lower of (i) 50% of the lowest volume weighted average prices for common stock as reported at the close of trading on the market reporting trade prices for the common stock during the 30 trading days ending on, and including, the date of the notice of conversion and (ii) Closing Price on the Closing Date, not to exceed $2.25. On July 13, 2022, one of the notes was extended to September 1, 2022 in exchange for 183,780 warrants to purchase common stock at $3.00 per share, 75,512 shares of common stock and the principal amount of the note was increased by $70,833. On September 8, 2022, the note was further extended to May 26, 2023 and the interest rate increased from 10% to 18% per annum. The Company recognized $252,429 loss on extinguishment from the amendment of the note. On August 18, 2022, another note was further extended to September 30, 2022, in exchange for 200,000 shares of common stock. During the fourth quarter, the note was extended until May 31, 2023.

During the third and fourth quarters of 2022, the Company issued an aggregate of $400,000 of convertible notes payable net of discount, in various tranches. The notes accrue interest ranging between 10% and prime plus 8% per annum and mature nine months from the date of each issuance. In addition, the lenders received 95,115 warrants with an exercise price of the lowest of $2.685 or 65% of lowest traded price in preceding 30 days and 81,760 warrants with an exercise price of lowest of $2.685 or 50% of VWAP for the preceding 30 days, with all warrants having an expiry of 5 years from the date of issuance.

During the year ended December 31, 2022, $798,526 of principal and $25,473 of accrued interest was converted into 4,114,816 common shares leaving a balance, net of discount, of $482,885 and accrued interest of $381,259. as of December 31, 2022. The balance of the for convertible notes payable, net of discount, as of December 31, 2022 and 2021 was $482,885 and $602,787, respectively.

(5)	During the year ended December 31, 2021, the Company was granted loans (the “PPP Loans”) from the Small Business Administration in the aggregate amount of $250,535, pursuant to the and Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Securities (“CARES”) Act, which was enacted March 27, 2020. The PPP Loans, which was in the form of a note that was granted in May 2020 and April 2021, matures in two years and accrues interest at a rate of 1.00% per annum, payable in monthly payments commencing six months after loan disbursement. The note may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Under the terms of the PPP, certain amounts of the PPP Loans may be forgiven if they are used for qualifying expenses as described in the CARES Act. On May 11, 2022, the SBA granted forgiveness of one of the outstanding PPP loans for $124,300. On July 15, 2022, the SBA forgave the other PPP loan for $124,372. As of December 31, 2022 and 2021, the balance of the PPP Loans was $0 and $219,465, respectively.

(6)	On October 20, 2021, The Company issued two promissory notes to investors for a total of $10,000. One of these notes was paid in full on January 18, 2023. The other has been extended until May 20, 2023.